United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Six months ended 04/30/17

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2017
Share Class	Ticker
Institutional	FIHBX
R6	FIHLX

Federated Institutional High Yield Bond Fund

A Portfolio of Federated Institutional Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2017, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Technology	10.1%
Health Care	10.0%
Cable Satellite	7.5%
Midstream	6.2%
Packaging	6.1%
Independent Energy	6.0%
Media Entertainment	5.9%
Wireless Communications	4.7%
Pharmaceuticals	3.5%
Other[3]	36.6%
Cash Equivalents[4]	2.7%
Other Assets and Liabilities—Net[5]	0.7%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated holdings. For purposes of this table, the affiliated holding (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security and each other asset and liability owned by the affiliated holding. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2017 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—91.6%
		Aerospace/Defense—1.0%
$9,725,000	[1,2]	Engility Corp., Sr. Unsecd. Note, Series 144A, 8.875%, 9/1/2024	$10,417,907
8,155,000		TransDigm, Inc., 5.50%, 10/15/2020	8,348,681
5,450,000		TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	5,627,125
15,825,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	16,299,750
10,525,000		TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	10,788,125
4,825,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 6.50%, 5/15/2025	4,945,625
10,100,000		TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	10,201,000
		TOTAL	66,628,213
		Automotive—3.2%
11,600,000	[1,2]	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	11,687,000
6,150,000	[1,2]	Allison Transmission, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2024	6,280,688
5,475,000		American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	5,666,625
1,725,000		American Axle & Manufacturing Holdings, Inc., Sr. Unsecd. Note, 6.25%, 3/15/2021	1,776,750
14,125,000	[1,2]	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2027	14,054,375
13,150,000	[1,2]	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	14,234,875
4,075,000	[1,2]	Cooper-Standard Automotive, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 11/15/2026	4,141,219
11,225,000	[1,2]	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	11,786,250
10,225,000	[1,2]	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	10,499,848
28,700,000	[1,2]	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	28,987,000
8,800,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	8,822,000
8,575,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	8,821,531
5,275,000		Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	5,562,382
10,175,000	[1,2]	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 4/1/2022	10,683,750
6,425,000	[1,2]	Schaeffler Finance BV, Series 144A, 4.75%, 5/15/2023	6,730,187
2,000,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	2,002,500
19,900,000	[1,2]	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	19,750,750
15,300,000	[1,2]	TI Group Auto Systems LLC, Sr. Unsecd. Note, Series 144A, 8.75%, 7/15/2023	16,447,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$2,150,000		Tenneco, Inc., Sr. Unsecd. Note, 5.00%, 7/15/2026	$2,171,500
1,650,000		Tenneco, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2024	1,711,875
10,200,000	[1,2]	ZF North America Capital, Inc., Series 144A, 4.75%, 4/29/2025	10,646,964
		TOTAL	202,465,569
		Banking—1.0%
5,650,000		Ally Financial, Inc., 4.75%, 9/10/2018	5,833,625
3,100,000		Ally Financial, Inc., Company Guarantee, 6.25%, 12/1/2017	3,181,375
24,475,000		Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	25,148,063
2,500,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	2,537,500
7,100,000		Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	7,241,219
1,150,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 3/30/2020	1,180,843
4,975,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.125%, 2/13/2022	5,018,531
1,950,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	1,993,875
6,125,000		Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 3/30/2025	6,067,578
3,600,000		Ally Financial, Inc., Sr. Unsecd. Note, 5.125%, 9/30/2024	3,685,500
		TOTAL	61,888,109
		Building Materials—1.8%
2,375,000		Allegion PLC, Sr. Unsecd. Note, 5.875%, 9/15/2023	2,547,188
4,200,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 5.75%, 10/1/2021	4,391,625
4,181,000	[1,2]	American Builders & Contractors Supply Co., Inc., Series 144A, 5.625%, 4/15/2021	4,311,657
3,025,000	[1,2]	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	3,229,188
3,625,000		Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	3,924,063
8,025,000	[1,2]	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	8,606,812
4,975,000	[1,2]	HD Supply, Inc., Series 144A, 5.25%, 12/15/2021	5,267,281
5,875,000	[1,2]	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	6,256,875
6,550,000	[1,2]	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	6,828,375
9,250,000	[1,2]	NCI Building System, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 1/15/2023	10,128,750
7,700,000		Ply Gem Industries, Inc., 6.50%, 2/1/2022	8,075,375
20,550,000	[1,2]	RSI Home Products, Inc., Series 144A, 6.50%, 3/15/2023	21,372,000
1,400,000	[1,2]	Standard Industries, Inc., Series 144A, 5.50%, 2/15/2023	1,459,500
22,475,000	[1,2]	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	22,755,937
8,450,000	[1,2]	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	8,904,187
		TOTAL	118,058,813
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—7.1%
$1,525,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	$1,597,438
8,425,000	[1,2]	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	8,730,406
14,550,000	[1,2]	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	16,296,000
1,600,000		CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	1,664,000
9,325,000		CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	9,814,562
5,550,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	5,799,750
12,600,000	[1,2]	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	13,414,968
4,275,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	4,496,787
15,600,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	15,951,000
5,925,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	6,354,563
2,100,000	[1,2]	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	2,239,125
6,300,000		CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	6,390,531
17,175,000	[1,2]	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	17,797,594
13,425,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	13,810,969
4,150,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,264,125
16,425,000	[1,2]	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	16,876,687
9,375,000		Charter Communications Holdings II, 5.125%, 2/15/2023	9,773,438
8,725,000		Charter Communications Holdings II, 5.75%, 1/15/2024	9,204,875
13,750,000		DISH DBS Corp., 5.00%, 3/15/2023	13,818,750
12,050,000		DISH DBS Corp., 5.875%, 7/15/2022	12,794,569
12,125,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	12,761,562
8,100,000		DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	9,507,375
8,850,000		Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	8,329,620
7,175,000	[1,2]	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	7,757,969
19,025,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	16,337,719
20,125,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	18,515,000
9,150,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	10,636,875
7,875,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.875%, 10/15/2025	9,479,531
7,375,000	[1,2]	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	8,084,844
18,125,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	18,487,500
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Cable Satellite—continued
$7,425,000	[1,2]	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	$7,963,313
9,125,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	9,387,344
11,450,000	[1,2]	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	11,750,562
2,625,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	2,738,243
7,450,000	[1,2]	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.50%, 1/15/2023	7,785,250
20,750,000	[1,2]	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	22,256,657
16,650,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	16,920,562
6,000,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	6,142,500
9,350,000	[1,2]	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	9,852,562
11,925,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	12,208,219
3,925,000	[1,2]	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	4,126,156
16,250,000	[1,2]	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	16,737,500
3,450,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	3,557,813
11,175,000	[1,2]	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	11,426,437
		TOTAL	453,841,250
		Chemicals—2.2%
13,650,000	[1,2]	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	13,923,000
14,050,000	[1,2]	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	13,804,125
7,725,000	[1,2]	Eco Services Operations LLC, Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2022	8,188,500
21,000,000		Hexion U.S. Finance Corp., 6.625%, 4/15/2020	19,950,000
10,050,000		Huntsman International LLC, Sr. Unsecd. Note, 4.875%, 11/15/2020	10,615,312
10,050,000		Huntsman International LLC, Sr. Unsecd. Note, 5.125%, 11/15/2022	10,615,312
9,325,000	[1,2]	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	9,791,250
6,550,000	[1,2]	PQ Corp., Series 144A, 6.75%, 11/15/2022	7,123,060
5,450,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 10.375%, 5/1/2021	6,083,563
36,600,000	[1,2]	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	37,698,000
5,225,000	[1,2]	WR Grace & Co., Conn., Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2024	5,688,719
		TOTAL	143,480,841
		Construction Machinery—0.5%
4,400,000	[1,2]	Ritchie Bros. Auctioneers, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	4,554,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Construction Machinery—continued
$2,950,000		United Rentals, Inc., 4.625%, 7/15/2023	$3,073,310
3,475,000		United Rentals, Inc., 5.75%, 11/15/2024	3,674,813
8,350,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	8,757,062
4,225,000		United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	4,357,031
6,700,000		United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	7,093,625
		TOTAL	31,509,841
		Consumer Cyclical Services—0.9%
5,725,000	[1,2]	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	5,832,344
6,600,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	6,674,250
10,450,000	[1,2]	Garda World Security Corp., Series 144A, 7.25%, 11/15/2021	10,571,220
16,875,000	[1,2]	Hearthside Group Holdings LLC, Series 144A, 6.50%, 5/1/2022	17,085,937
1,450,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.10%, 3/1/2018	1,504,651
4,050,000		ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	4,426,650
13,725,000	[1,2]	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	14,205,375
		TOTAL	60,300,427
		Consumer Products—1.9%
14,400,000		FGI Operating Co. LLC/FGI Finance, Inc., 7.875%, 5/1/2020	9,504,000
23,975,000	[1,2]	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	23,645,344
19,275,000	[1,2]	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	19,949,625
20,625,000	[1,2]	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	21,346,875
12,875,000	[1,2]	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	13,840,625
1,875,000	[1,2]	Scotts Miracle-Gro Co., Sr. Unsecd. Note, Series 144A, 5.25%, 12/15/2026	1,940,625
8,350,000		Spectrum Brands, Inc., 5.75%, 7/15/2025	8,992,198
8,175,000		Spectrum Brands, Inc., 6.125%, 12/15/2024	8,752,809
8,875,000		Springs Industries, Inc., 6.25%, 6/1/2021	9,196,719
2,000,000	[1,2]	Valvoline Finco Two LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 7/15/2024	2,120,000
		TOTAL	119,288,820
		Diversified Manufacturing—0.9%
15,600,000	[1,2]	Entegris, Inc., Series 144A, 6.00%, 4/1/2022	16,321,500
9,900,000	[1,2]	Hamilton Sundstrand Corp., Series 144A, 7.75%, 12/15/2020	9,974,250
15,475,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	15,977,938
12,550,000		WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	12,957,875
		TOTAL	55,231,563
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Finance Companies—2.0%
$4,150,000		AerCap Ireland Capital Ltd./AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.50%, 5/15/2021	$4,391,248
2,475,000	[1,2]	CIT Group Holdings, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	2,593,800
4,675,000		International Lease Finance Corp., 5.875%, 8/15/2022	5,267,509
3,800,000		Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	3,773,780
19,700,000		Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	19,256,750
4,125,000		Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	4,269,375
9,550,000		Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	10,027,500
7,725,000		Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	7,686,375
3,400,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	3,604,000
31,050,000	[1,2]	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	32,913,000
36,700,000	[1,2]	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	37,250,500
		TOTAL	131,033,837
		Food & Beverage—2.6%
10,850,000	[1,2]	AdvancePierre Foods Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 12/15/2024	12,124,875
26,800,000	[1,2]	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	22,847,000
3,000,000		Aramark Services, Inc., Sr. Unsecd. Note, 4.75%, 6/1/2026	3,067,500
10,875,000		Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	11,500,312
14,125,000	[1,2]	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	14,795,937
8,550,000	[1,2]	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	8,838,563
1,925,000	[1,2]	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	1,997,188
8,150,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 4.875%, 5/1/2021	8,374,125
4,250,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Unsecd. Note, 5.875%, 1/15/2024	4,552,813
20,575,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	20,523,562
7,875,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	8,268,750
2,100,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 12/15/2022	2,249,625
4,750,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 3/15/2024	5,302,188
19,775,000	[1,2]	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 8.00%, 7/15/2025	22,592,937
15,800,000	[1,2]	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	16,590,000
		TOTAL	163,625,375
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Gaming—3.2%
$6,000,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	$6,480,000
12,275,000		Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	13,257,000
16,850,000	[1,2]	Chester Downs & Marina, Series 144A, 9.25%, 2/1/2020	17,334,437
9,175,000	[1,2]	Eagle II Acquisition Co. LLC, Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2025	9,519,063
4,200,000		GLP Capital LP/GLP Financing II, Inc., 5.375%, 11/1/2023	4,551,750
3,000,000		GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	3,172,500
2,825,000		MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	3,061,593
14,375,000		MGM Mirage, Inc., 7.75%, 3/15/2022	16,782,813
6,200,000		MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,913,000
3,350,000		MGM Resorts International, 6.00%, 3/15/2023	3,668,250
8,050,000		MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	8,070,125
17,700,000	[1,2]	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	18,186,750
9,075,000	[1,2]	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	9,165,750
17,450,000	[1,2]	Pinnacle Entertainment, Inc., Series 144A, 5.625%, 5/1/2024	18,060,750
13,925,000	[1,2]	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	14,110,620
23,075,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	23,536,500
1,285,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	1,310,700
17,250,000		Station Casinos, Inc., Sr. Note, 7.50%, 3/1/2021	18,004,687
7,000,000	[1,2]	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	7,026,250
		TOTAL	202,212,538
		Health Care—9.5%
4,750,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	4,938,765
18,450,000		Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	19,603,125
20,125,000	[1,2]	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	19,722,500
11,900,000		Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	12,321,260
8,375,000		CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	8,333,125
6,750,000		CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	6,893,438
36,250,000		CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	30,132,812
3,750,000		DaVita HealthCare Partners, Inc., 5.00%, 5/1/2025	3,787,500
7,000,000		DaVita HealthCare Partners, Inc., 5.125%, 7/15/2024	7,210,035
6,675,000		DaVita HealthCare Partners, Inc., 5.75%, 8/15/2022	6,933,656
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$18,275,000	[1,2]	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	$18,640,500
8,875,000		HCA, Inc., 4.50%, 2/15/2027	8,981,411
1,750,000		HCA, Inc., 4.75%, 5/1/2023	1,841,875
12,200,000		HCA, Inc., 5.00%, 3/15/2024	12,977,750
3,425,000		HCA, Inc., 5.25%, 6/15/2026	3,660,468
10,700,000		HCA, Inc., 5.875%, 5/1/2023	11,670,490
13,850,000		HCA, Inc., 5.875%, 2/15/2026	14,750,250
2,575,000		HCA, Inc., 6.25%, 2/15/2021	2,800,313
4,500,000		HCA, Inc., Bond, 5.875%, 3/15/2022	5,000,625
6,200,000		HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	6,820,372
22,550,000		HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	23,536,563
16,325,000		HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	18,821,093
14,800,000		HCA, Inc., Term Loan—1st Lien, 5.25%, 4/15/2025	15,942,412
18,550,000		Iasis Healthcare, Sr. Unsecd. Note, 8.375%, 5/15/2019	18,179,000
7,675,000		LifePoint Health, Inc., 5.875%, 12/1/2023	7,943,625
8,025,000		LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	8,290,828
5,000,000	[1,2]	LifePoint Health, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2024	5,062,500
2,550,000	[1,2]	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	2,613,750
39,125,000	[1,2]	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	42,157,187
12,850,000	[1,2]	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	13,556,750
51,375,000	[1,2]	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	47,393,437
25,900,000	[1,2]	SteriGenics-Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	26,741,750
19,700,000	[1,2]	SteriGenics-Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	20,340,250
16,500,000	[1,2]	Surgical Care Affiliates, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 4/1/2023	17,887,650
33,050,000	[1,2]	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	32,347,687
4,075,000		Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	4,156,500
5,026,000		Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	5,201,910
15,425,000		Tenet Healthcare Corp., 8.125%, 4/1/2022	15,733,500
9,300,000		Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	9,334,875
7,925,000		Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	7,954,719
26,925,000		Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	25,780,687
5,925,000	[1,2]	Tenet Healthcare Corp., Term Loan—2nd Lien, Series 144A, 7.50%, 1/1/2022	6,354,563
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Health Care—continued
$19,825,000	[1,2]	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	$22,749,188
		TOTAL	605,100,694
		Independent Energy—5.6%
6,750,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	6,885,000
4,975,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	5,142,906
9,575,000	[1,2]	Antero Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/1/2025	9,479,250
3,700,000		Antero Resources Finance Corp., 5.375%, 11/1/2021	3,834,125
9,225,000	[1,2]	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	9,547,875
9,068,000	[1,2]	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 10/1/2024	9,544,070
4,775,000		Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	4,834,687
10,675,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	11,035,281
7,225,000		Chesapeake Energy Corp., 5.75%, 3/15/2023	6,755,375
13,475,000	[1,2]	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	14,249,812
2,775,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	2,559,938
3,575,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	3,396,250
3,175,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.875%, 11/15/2020	3,206,750
3,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, Series 144A, 8.00%, 1/15/2025	3,151,188
14,350,000		Continental Resources, Inc., 4.50%, 4/15/2023	14,206,500
4,525,000	[1,2]	Crownrock LP/Crownrock F, Series 144A, 7.125%, 4/15/2021	4,689,031
2,925,000	[1,2]	Crownrock LP/Crownrock F, Unsecd. Note, Series 144A, 7.75%, 2/15/2023	3,144,375
4,225,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 11/1/2024	4,256,687
6,100,000	[1,2]	Diamondback Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 5/31/2025	6,344,000
8,125,000	[1,2]	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	8,541,406
3,150,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	2,386,125
1,950,000		EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 7.75%, 9/1/2022	1,569,750
5,650,000		Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	5,748,875
6,375,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	6,311,250
7,250,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2025	7,250,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$5,900,000		Laredo Petroleum, 5.625%, 1/15/2022	$5,951,625
4,275,000		Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	4,339,125
5,200,000		Laredo Petroleum, Sr. Unsecd. Note, 7.375%, 5/1/2022	5,421,000
5,000,000		Newfield Exploration Co., Sr. Unsecd. Note, 5.625%, 7/1/2024	5,309,400
4,250,000		Northern Oil and Gas, Inc., 8.00%, 6/1/2020	3,437,188
12,625,000		Northern Oil and Gas, Inc., Sr. Note, 8.00%, 6/1/2020	10,462,969
12,100,000		Oasis Petroleum, Inc., 6.875%, 3/15/2022	12,311,750
3,700,000		Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,755,500
2,050,000		Oasis Petroleum, Inc., Company Guarantee, 6.50%, 11/1/2021	2,080,750
2,650,000		PDC Energy, Inc., 7.75%, 10/15/2022	2,795,750
4,800,000	[1,2]	PDC Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 9/15/2024	4,944,000
1,850,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	1,965,625
3,550,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	3,594,375
3,300,000	[1,2]	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	3,349,500
6,400,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	6,288,000
5,175,000		QEP Resources, Inc., Sr. Unsecd. Note, 6.875%, 3/1/2021	5,485,500
7,200,000		RSP Permian, Inc., Sr. Unsecd. Note, 6.625%, 10/1/2022	7,623,000
4,950,000	[1,2]	RSP Permian, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2025	5,049,000
8,219,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	7,931,335
1,250,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2022	1,242,188
2,800,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2023	2,782,500
875,000	[1,2]	Range Resources Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 6/1/2021	905,625
11,200,000		Rice Energy, Inc., Sr. Unsecd. Note, 6.25%, 5/1/2022	11,767,056
4,300,000		Rice Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/1/2023	4,665,500
4,225,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	4,003,188
3,375,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	3,240,000
6,200,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	6,324,000
2,100,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	2,126,250
19,550,000		Southwestern Energy Co., Sr. Unsecd. Note, 4.10%, 3/15/2022	18,377,000
2,750,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	2,784,375
4,150,000	[1,2]	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	4,116,302
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$1,925,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	$1,896,125
4,725,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	4,819,500
900,000		WPX Energy, Inc., Sr. Unsecd. Note, 7.50%, 8/1/2020	958,500
3,225,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	3,612,000
2,350,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 5.75%, 3/15/2021	2,350,000
19,725,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	19,823,625
		TOTAL	355,959,632
		Industrial - Other—1.3%
3,075,000		Anixter International, Inc., 5.125%, 10/1/2021	3,274,875
3,600,000		Anixter International, Inc., 5.625%, 5/1/2019	3,775,500
6,825,000		Anixter, Inc., 5.50%, 3/1/2023	7,260,094
16,450,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.25%, 7/15/2024	16,696,750
10,900,000	[1,2]	Belden, Inc., Sr. Sub., Series 144A, 5.50%, 9/1/2022	11,227,000
5,850,000	[1,2]	Cleaver-Brooks, Inc., Series 144A, 8.75%, 12/15/2019	6,047,437
25,250,000	[1,2]	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	24,176,875
8,875,000	[1,2]	Unifrax Investment Corp., Series 144A, 7.50%, 2/15/2019	8,876,332
		TOTAL	81,334,863
		Insurance - P&C—1.1%
12,975,000	[1,2]	Hub Holdings LLC/Hub Hol, Sr. Unsecd. Note, Series 144A, 8.125%, 7/15/2019	13,088,532
37,500,000	[1,2]	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.875%, 10/1/2021	39,380,625
15,475,000	[1,2]	USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	15,784,500
		TOTAL	68,253,657
		Leisure—1.0%
5,450,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 5.875%, 11/15/2026	5,562,406
5,325,000	[1,2]	AMC Entertainment Holdings, Inc., Sr. Sub. Note, Series 144A, 6.125%, 5/15/2027	5,451,469
600,000		Cedar Fair LP, Sr. Unsecd. Note, 5.25%, 3/15/2021	616,815
300,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	312,000
6,450,000	[1,2]	Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp./Millienium Operations LLC, Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2027	6,683,168
150,000	[1,3,4,5,6]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	0
4,275,000	[1,2]	Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	4,317,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—continued
$10,900,000		Regal Cinemas, Inc., 5.75%, 2/1/2025	$11,390,500
1,700,000		Regal Entertainment Group, Sr. Unsecd. Note, 5.75%, 3/15/2022	1,780,750
6,850,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	6,927,062
21,175,000	[1,2]	Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	21,638,203
		TOTAL	64,680,123
		Lodging—0.3%
5,900,000	[1,2]	Hilton Domestic Operations, Series 144A, 4.25%, 9/1/2024	5,959,000
9,900,000	[1,2]	Hilton Worldwide Finance LLC, Sr. Unsecd. Note, Series 144A, 4.625%, 4/1/2025	10,197,000
2,650,000		RHP Hotel Property/RHP Finance Corp., Sr. Unsecd. Note, 5.00%, 4/15/2023	2,716,250
		TOTAL	18,872,250
		Media Entertainment—5.6%
4,625,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 12/15/2022	4,729,063
7,275,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	7,388,853
3,725,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	3,883,313
3,800,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	4,004,250
5,675,000		CBS Outdoor Americas Capital LLC/Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	6,022,594
7,325,000	[1,2]	CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	7,984,250
13,450,000		Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	10,272,437
5,150,000	[1,2]	Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	5,536,250
2,075,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,126,875
17,175,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	17,883,469
3,125,000	[1,2]	E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	3,214,844
17,275,000	[1,2]	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	19,175,250
8,600,000		Gannett Co., Inc., 6.375%, 10/15/2023	9,169,750
7,375,000	[1,2]	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	7,596,250
4,375,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	4,396,875
16,250,000	[1,2]	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	16,859,375
3,350,000		Lamar Media Corp., 5.875%, 2/1/2022	3,484,000
4,650,000		Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	4,929,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Media Entertainment—continued
$1,025,000		Lamar Media Corp., Sr. Unsecd. Note, 5.75%, 2/1/2026	$1,119,813
8,625,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	9,056,250
5,750,000		Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	6,281,875
16,225,000		Match Group, Inc., Sr. Unsecd. Note, 6.75%, 12/15/2022	17,026,190
3,050,000	[1,2]	McGraw Hill Global Education Holdings LLC, Sr. Unsecd. Note, Series 144A, 7.875%, 5/15/2024	2,981,375
10,500,000	[1,2]	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	11,031,510
17,000,000	[1,2]	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	17,467,500
18,575,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	19,167,078
5,650,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,883,062
15,575,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	15,633,406
13,775,000	[1,2]	Radio One, Inc., Series 144A, 7.375%, 4/15/2022	14,463,750
9,825,000	[1,2]	Radio One, Inc., Series 144A, 9.25%, 2/15/2020	9,726,750
18,825,000	[1,2]	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	19,622,239
9,850,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	9,825,375
8,175,000	[1,2]	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	8,542,875
14,500,000	[1,2]	Southern Graphics Systems, Inc., Series 144A, 8.375%, 10/15/2020	14,826,250
3,700,000	[1,2]	Townsquare Media, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 4/1/2023	3,755,500
23,100,000		Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	24,382,512
3,250,000	[1,2]	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	3,306,875
1,600,000	[1,2]	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	1,632,000
		TOTAL	354,388,883
		Metals & Mining—2.3%
12,125,000	[1,2]	Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 5/1/2025	12,625,156
11,300,000		ArcelorMittal SA, 6.125%, 6/1/2025	12,738,490
2,125,000		Freeport-McMoRan, Inc., 3.55%, 3/1/2022	2,008,125
21,550,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	20,095,375
26,575,000		Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	23,784,625
4,100,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	4,381,875
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Metals & Mining—continued
$7,400,000	[1,2]	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	$7,964,250
2,425,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.00%, 3/31/2022	2,482,594
10,900,000	[1,2]	Peabody Securities Finance Corp., Sec. Fac. Bond, Series 144A, 6.375%, 3/31/2025	11,131,625
2,450,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	2,541,875
1,825,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	1,898,000
7,800,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	8,258,250
3,975,000		Steel Dynamics, Inc., Sr. Unsecd. Note, 6.375%, 8/15/2022	4,141,950
3,625,000	[1,2]	Steel Dynamics, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2026	3,715,625
4,625,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	4,781,093
12,100,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	12,856,250
575,000		Teck Resources Ltd., Sr. Unsecd. Note, 6.25%, 7/15/2041	612,375
9,450,000	[1,2]	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	10,973,813
		TOTAL	146,991,346
		Midstream—5.9%
6,650,000		Access Midstream Partners LP, Sr. Note, 4.875%, 5/15/2023	6,866,125
3,750,000		Access Midstream Partners LP, Sr. Unsecd. Note, 4.875%, 3/15/2024	3,900,000
8,500,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	8,627,500
5,975,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	6,109,438
8,250,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	8,311,875
16,025,000		AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	16,345,500
11,275,000	[1,2]	Antero Midstream Partners LP, Sr. Unsecd. Note, Series 144A, 5.375%, 9/15/2024	11,585,063
700,000		Atlas Pipeline Partners LP, 5.875%, 8/1/2023	698,250
5,825,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Series 144A, 7.00%, 6/30/2024	6,537,864
15,475,000	[1,2]	Cheniere Corpus Christi Holdings LLC, Term Loan—1st Lien, Series 144A, 5.875%, 3/31/2025	16,538,906
4,825,000		Energy Transfer Equity LP, 5.50%, 6/1/2027	5,211,000
16,925,000		Energy Transfer Equity LP, 5.875%, 1/15/2024	18,321,312
3,800,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	4,301,125
10,350,000		Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	10,039,500
10,650,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	10,303,875
9,875,000		Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	9,554,063
16,925,000	[1,2]	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	17,982,812
7,025,000		MPLX LP, Sr. Unsecd. Note, 4.875%, 12/1/2024	7,523,283
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$2,700,000		MPLX LP, Sr. Unsecd. Note, 4.875%, 6/1/2025	$2,876,372
9,225,000		NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	9,528,041
5,900,000		Regency Energy Partners LP, 4.50%, 11/1/2023	6,131,846
1,200,000		Regency Energy Partners LP, 5.50%, 4/15/2023	1,255,308
5,525,000		Sabine Pass LNG LP, 5.625%, 2/1/2021	6,013,360
3,300,000		Sabine Pass LNG LP, 5.625%, 4/15/2023	3,643,811
6,000,000		Sabine Pass LNG LP, 5.625%, 3/1/2025	6,569,346
8,925,000		Sabine Pass LNG LP, 6.25%, 3/15/2022	10,023,194
6,750,000	[1,2]	Sabine Pass LNG LP, Sec. Fac. Bond, Series 144A, 5.00%, 3/15/2027	7,137,754
18,825,000		Suburban Propane Partners LP, 5.50%, 6/1/2024	18,777,937
7,525,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	7,506,188
6,100,000		Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	6,115,250
20,150,000		Summit Midstream Holdings LLC, 5.50%, 8/15/2022	20,301,125
13,775,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	14,016,062
6,850,000		Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	7,089,750
5,025,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	5,207,156
10,275,000	[1,2]	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	10,788,750
10,900,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	11,608,500
550,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.50%, 10/15/2019	585,750
10,671,000		Tesoro Logistics LP, Sr. Unsecd. Note, 5.875%, 10/1/2020	11,017,808
5,050,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.125%, 10/15/2021	5,283,563
6,050,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	6,518,875
5,075,000		Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	5,569,813
13,511,000		Western Refining Logistics LP/WNRL Finance Corp., Sr. Unsecd. Note, 7.50%, 2/15/2023	14,659,435
7,000,000		Williams Cos., Inc., Sr. Unsecd. Note, 4.55%, 6/24/2024	7,201,250
		TOTAL	374,183,735
		Oil Field Services—0.8%
925,000		Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	941,188
6,400,000	[1,2]	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 12/15/2023	6,816,000
12,275,000	[1,2]	Tervita Escrow Corp., Term Loan—2nd Lien, Series 144A, 7.625%, 12/1/2021	12,673,937
9,800,000		Weatherford International Ltd., 7.00%, 3/15/2038	9,432,500
10,600,000		Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	11,514,250
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Oil Field Services—continued
$3,000,000	[1,2]	Weatherford International Ltd., Sr. Unsecd. Note, Series 144A, 9.875%, 2/15/2024	$3,510,000
3,875,000		Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	3,681,250
		TOTAL	48,569,125
		Packaging—5.8%
16,025,000	[1,2]	ARD Finance SA, Series 144A, 7.125%, 9/15/2023	16,666,000
3,500,000	[1,2]	Ardagh Packaging Finance PLC, Series 144A, 4.625%, 5/15/2023	3,587,500
8,925,000	[1,2]	Ardagh Packaging Finance PLC, Sr. Unsecd. Note, Series 144A, 6.00%, 6/30/2021	9,282,000
20,250,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	20,984,062
23,075,000	[1,2]	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	25,209,437
13,750,000		Ball Corp., Sr. Unsecd. Note, 5.25%, 7/1/2025	14,901,563
12,125,000		Berry Plastics Corp., 5.125%, 7/15/2023	12,651,831
20,450,000		Berry Plastics Corp., 5.50%, 5/15/2022	21,395,812
5,025,000		Berry Plastics Corp., Term Loan—2nd Lien, 6.00%, 10/15/2022	5,357,906
17,550,000	[1,2]	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	17,791,313
35,525,000	[1,2]	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	35,569,406
6,100,000		Crown Americas LLC, 4.50%, 1/15/2023	6,313,500
2,725,000	[1,2]	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 9/30/2026	2,677,313
29,750,000	[1,2]	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	30,698,281
15,725,000	[1,2]	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	16,471,938
825,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	860,063
9,850,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	10,305,563
2,725,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	2,920,859
7,175,000	[1,2]	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	7,816,266
20,000,000		Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	20,625,000
26,200,000	[1,2]	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	28,246,875
1,100,000		Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,215,500
8,125,000	[1,2]	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	8,500,781
1,625,000	[1,2]	Sealed Air Corp., Series 144A, 5.25%, 4/1/2023	1,730,625
4,050,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	4,262,625
9,200,000	[1,2]	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	9,867,000
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$30,550,000	[1,2]	Signode Industrial Group, Series 144A, 6.375%, 5/1/2022	$31,622,610
		TOTAL	367,531,629
		Paper—0.3%
5,500,000		Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	5,314,375
13,104,000	[1,2]	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	12,874,680
		TOTAL	18,189,055
		Pharmaceuticals—3.3%
8,150,000	[1,2]	Eagle Holding Co., Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	8,333,375
4,850,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	4,183,125
9,725,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	8,570,156
14,050,000	[1,2]	ENDO Finance LLC/ENDO Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2025	11,935,475
8,300,000	[1,2]	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	8,549,000
43,000,000	[1,2]	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	44,935,000
14,000,000		Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	12,005,000
22,850,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	20,907,750
13,350,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	12,816,000
8,275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 5.625%, 12/1/2021	6,402,782
6,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., Series 144A, 7.50%, 7/15/2021	5,515,312
6,600,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	4,900,500
40,625,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	30,143,750
9,275,000	[1,2]	Valeant Pharmaceuticals International, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 7/15/2022	7,489,562
2,475,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 6.50%, 3/15/2022	2,539,969
7,200,000	[1,2]	Valeant Pharmaceuticals International, Inc., Term Loan—1st Lien, Series 144A, 7.00%, 3/15/2024	7,362,000
20,525,000	[1,2]	Vrx Escrow Corp., Series 144A, 5.875%, 5/15/2023	15,265,469
		TOTAL	211,854,225
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Refining—0.8%
$21,025,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	$21,445,500
9,850,000		Northern Tier Energy LLC/Northern Tier Finance Corp., Bond, 7.125%, 11/15/2020	10,237,844
2,425,000		Tesoro Corp., Sr. Unsecd. Note, 5.375%, 10/1/2022	2,534,125
5,575,000	[1,2]	Tesoro Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2026	5,965,250
8,500,000		Tesoro Petroleum Corp., 5.125%, 4/1/2024	9,010,000
		TOTAL	49,192,719
		Restaurants—0.7%
21,500,000	[1,2]	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 6.00%, 4/1/2022	22,467,500
6,250,000		NPC INTL/OPER Co. A&B, Inc., 10.50%, 1/15/2020	6,447,187
5,450,000		Yum! Brands, Inc., 3.875%, 11/1/2023	5,402,313
3,500,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	3,622,500
6,850,000	[1,2]	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	7,038,375
		TOTAL	44,977,875
		Retailers—1.4%
37,075,000	[1,2]	Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	33,923,625
9,800,000	[1,2]	Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	9,800,000
15,650,000	[1,2]	Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	16,080,375
4,200,000	[1,2]	Penney (J.C.) Co., Inc., Series 144A, 5.875%, 7/1/2023	4,252,500
12,850,000	[1,2]	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	12,785,750
7,000,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	7,262,500
6,325,000		Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/1/2022	6,530,562
		TOTAL	90,635,312
		Supermarkets—0.4%
19,275,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 5.75%, 3/15/2025	18,793,125
9,225,000	[1,2]	Albertsons Cos., LLC/SAFEW, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2024	9,455,625
		TOTAL	28,248,750
		Technology—9.6%
29,925,000	[1,2]	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	30,579,759
3,725,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	3,836,750
15,725,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	16,825,750
9,000,000	[1,2]	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	9,641,250
4,350,000	[1,2]	CommScope Technologies Finance LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2027	4,398,938
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$6,725,000	[1,2]	CommScope, Inc., Series 144A, 5.50%, 6/15/2024	$7,082,266
2,925,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	3,107,813
24,325,000	[1,2]	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	26,900,312
20,825,000	[1,2]	Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	21,980,267
11,650,000	[1,2]	First Data Corp., Series 144A, 5.375%, 8/15/2023	12,145,125
45,775,000	[1,2]	First Data Corp., Series 144A, 5.75%, 1/15/2024	47,663,219
14,475,000	[1,2]	First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	15,556,282
6,950,000	[1,2]	Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	7,210,625
28,275,000	[1,2]	Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	30,006,844
33,800,000	[1,2]	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	34,712,600
33,375,000		Infor US, Inc., 6.50%, 5/15/2022	34,876,875
6,825,000		Iron Mountain, Inc., 5.75%, 8/15/2024	7,063,875
24,050,000	[1,2]	Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	23,779,437
22,225,000	[1,2]	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	23,280,687
6,425,000	[1,2]	MSCI, Inc., Sr. Unsecd. Note, Series 144A, 4.75%, 8/1/2026	6,617,750
1,208,000		Micron Technology, Inc., Sr. Unsecd. Note, 5.50%, 2/1/2025	1,268,400
3,775,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2024	3,910,900
5,300,000	[1,2]	Micron Technology, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 8/1/2023	5,512,000
8,500,000	[1,2]	Microsemi Corp., Sr. Unsecd. Note, Series 144A, 9.125%, 4/15/2023	9,817,500
8,875,000		NCR Corp., 6.375%, 12/15/2023	9,536,187
3,950,000		NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	4,058,625
7,650,000		NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	7,841,250
4,175,000		NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,388,969
5,282,000	[1,2]	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	5,397,544
17,650,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	18,289,812
11,800,000	[1,2]	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/1/2024	12,478,500
3,075,000		PTC, Inc., Sr. Unsecd. Note, 6.00%, 5/15/2024	3,297,938
10,225,000		Qorvo, Inc., Sr. Unsecd. Note, 7.00%, 12/1/2025	11,400,875
20,250,000	[1,2]	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	20,958,750
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Technology—continued
$10,325,000		SS&C Technologies Holdings, Inc., 5.875%, 7/15/2023	$11,021,937
2,325,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	2,418,000
8,500,000	[1,2]	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	8,882,500
3,475,000	[1,2]	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	3,696,531
5,700,000	[1,2]	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	5,849,625
6,425,000	[1,2]	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	6,987,188
26,150,000	[1,2]	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	29,974,437
8,950,000	[1,2]	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	9,274,437
9,275,000	[1,2]	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	9,553,250
6,975,000		Verisign, Inc., 4.625%, 5/1/2023	7,173,788
4,050,000	[1,2]	Versum Materials, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/30/2024	4,217,063
23,175,000		Zebra Technologies Corp., Sr. Note, 7.25%, 10/15/2022	25,115,906
		TOTAL	609,588,336
		Transportation - Services—0.9%
2,800,000		Avis Budget Group, Inc., Sr. Unsecd. Note, 5.50%, 4/1/2023	2,768,500
8,675,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	8,208,719
19,925,000	[1,2]	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	19,999,719
16,225,000		HDTFS, Inc., 6.25%, 10/15/2022	15,048,687
875,000		Hertz Corp., 5.875%, 10/15/2020	820,313
15,825,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	13,649,062
		TOTAL	60,495,000
		Utility - Electric—1.8%
25,525,000		Calpine Corp., 5.75%, 1/15/2025	24,823,062
1,625,000	[1,2]	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,704,219
3,025,000	[1,2]	Calpine Corp., Series 144A, 5.875%, 1/15/2024	3,191,375
2,300,000		Calpine Corp., Sr. Unsecd. Note, 5.375%, 1/15/2023	2,277,000
19,875,000	[1,2]	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 11/1/2021	21,142,031
15,525,000		NRG Energy, Inc., 6.25%, 5/1/2024	15,548,287
8,075,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 3/15/2023	8,236,500
9,925,000		NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	9,875,375
7,325,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	7,526,438
563,000		NRG Energy, Inc., Sr. Unsecd. Note, 7.875%, 5/15/2021	579,890
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$16,650,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2023	$17,274,375
4,600,000	[1,2]	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	4,887,500
		TOTAL	117,066,052
		Wireless Communications—4.5%
5,375,000	[1,2]	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	5,724,375
26,125,000	[1,2]	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	27,986,406
4,125,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 4/15/2021	3,939,375
1,775,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2020	1,752,812
14,250,000	[1,2]	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	13,110,000
3,825,000		MetroPCS Wireless, Inc., 6.125%, 1/15/2022	4,049,719
10,175,000		MetroPCS Wireless, Inc., Sr. Note, 6.836%, 4/28/2023	10,938,125
7,325,000	[1,2]	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	7,663,781
6,600,000	[1,2]	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	6,855,750
27,600,000	[1,2]	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	29,152,500
20,175,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	21,940,312
23,925,000		Sprint Corp., 7.125%, 6/15/2024	26,078,250
24,725,000		Sprint Corp., 7.875%, 9/15/2023	27,815,625
11,625,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	13,005,469
3,050,000	[1,2]	Sprint Nextel Corp., Series 144A, 7.00%, 3/1/2020	3,339,750
20,450,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	21,357,469
11,775,000		T-Mobile USA, Inc., 6.625%, 4/1/2023	12,613,969
10,900,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	11,513,125
2,200,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	2,359,500
1,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,734,184
3,050,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	3,312,300
9,150,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	10,022,178
11,475,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	12,450,375
8,275,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	9,195,594
		TOTAL	287,910,943
		Wireline Communications—0.4%
6,950,000		Level 3 Communications, Inc., Sr. Unsecd. Note, 5.75%, 12/1/2022	7,254,062
3,450,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.25%, 3/15/2026	3,566,714
2,000,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 1/15/2024	2,083,680
9,175,000		Level 3 Financing, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2025	9,587,875
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Wireline Communications—continued
$2,375,000	Level 3 Financing, Inc., Sr. Unsecd. Note, 6.125%, 1/15/2021	$2,458,125
	TOTAL	24,950,456
	TOTAL CORPORATE BONDS (IDENTIFIED COST $5,640,920,470)	5,838,539,856
	INVESTMENT COMPANIES—7.7%[7]
168,091,710	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 0.99%[8]	168,142,138
49,964,009	High Yield Bond Portfolio	321,268,576
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $473,467,911)	489,410,714
	TOTAL INVESTMENTS—99.3% (IDENTIFIED COST $6,114,388,381)[9]	6,327,950,570
	OTHER ASSETS AND LIABILITIES - NET—0.7%[10]	45,574,960
	TOTAL NET ASSETS—100%	$6,373,525,530
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At April 30, 2017, these restricted securities amounted to $3,457,588,293, which represented 54.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At April 30, 2017, these liquid restricted securities amounted to $3,457,588,293, which represented 54.2% of total net assets.
3	Issuer in default.
4	Non-income-producing security.
5	Principal amount and interest were not paid upon final maturity.
6	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
7	Affiliated holdings.
8	7-day net yield.
9	The cost of investments for federal tax purposes amounts to $6,108,452,096.
10	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2017.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of April 30, 2017, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$5,838,539,856	$0	$5,838,539,856
Investment Companies[1]	168,142,138	—	—	489,410,714
TOTAL SECURITIES	$168,142,138	$5,838,539,856	$0	$6,327,950,570
1	As permitted by U.S. generally accepted accounting principles (GAAP), the Investment Company valued at $321,268,576 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above but is included in the Total Column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Year Ended October 31,
		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$9.84	$9.61	$10.18	$10.26	$10.13	$9.74
Income From Investment Operations:
Net investment income	0.28	0.57	0.59	0.61[1]	0.66[1]	0.72[1]
Net realized and unrealized gain (loss) on investments	0.21	0.23	(0.55)	(0.04)	0.19	0.52
TOTAL FROM INVESTMENT OPERATIONS	0.49	0.80	0.04	0.57	0.85	1.24
Less Distributions:
Distributions from net investment income	(0.28)	(0.57)	(0.59)	(0.63)	(0.70)	(0.75)
Distributions from net realized gain on investments	—	—	(0.02)	(0.02)	(0.02)	(0.10)
TOTAL DISTRIBUTIONS	(0.28)	(0.57)	(0.61)	(0.65)	(0.72)	(0.85)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Net Asset Value, End of Period	$10.05	$9.84	$9.61	$10.18	$10.26	$10.13
Total Return[3]	5.04%	8.76%	0.47%	5.72%	8.72%	13.40%
Ratios to Average Net Assets:
Net expenses	0.49%[4]	0.49%	0.49%	0.49%	0.49%	0.49%
Net investment income	5.75%[4]	6.01%	5.81%	5.90%	6.44%	7.29%
Expense waiver/reimbursement[5]	0.07%[4]	0.08%	0.07%	0.08%	0.08%	0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$5,471,805	$5,411,907	$4,276,989	$3,552,316	$2,974,552	$1,992,108
Portfolio turnover	12%	23%	24%	21%	17%	18%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 4/30/2017	Period Ended 10/31/2016[1]
Net Asset Value, Beginning of Period	$9.84	$9.44
Income From Investment Operations:
Net investment income	0.28	0.19
Net realized and unrealized gain on investments	0.21	0.40
TOTAL FROM INVESTMENT OPERATIONS	0.49	0.59
Less Distributions:
Distributions from net investment income	(0.28)	(0.19)
Redemption Fees	0.00[2]	0.00[2]
Net Asset Value, End of Period	$10.05	$9.84
Total Return[3]	5.04%	6.27%
Ratios to Average Net Assets:
Net expenses	0.48%[4]	0.48%[4]
Net investment income	5.73%[4]	5.75%[4]
Expense waiver/reimbursement[5]	0.03%[4]	0.04%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$901,720	$46,470
Portfolio turnover	12%	23%[6]
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2017 (unaudited)
Assets:
Total investment in securities, at value including $489,410,714 of investment in affiliated holdings (identified cost $6,114,388,381)		$6,327,950,570
Income receivable		96,819,793
Receivable for investments sold		11,509,853
Receivable for shares sold		12,709,782
TOTAL ASSETS		6,448,989,998
Liabilities:
Payable for investments purchased	$54,621,700
Payable for shares redeemed	13,664,120
Income distribution payable	6,393,090
Payable to adviser (Note 5)	194,541
Payable for administrative fees (Note 5)	41,047
Payable for Directors'/Trustees' fees (Note 5)	504
Accrued expenses (Note 5)	549,466
TOTAL LIABILITIES		75,464,468
Net assets for 634,092,684 shares outstanding		$6,373,525,530
Net Assets Consist of:
Paid-in capital		$6,261,418,388
Net unrealized appreciation of investments		213,562,189
Accumulated net realized loss on investments		(103,776,083)
Undistributed net investment income		2,321,036
TOTAL NET ASSETS		$6,373,525,530
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
Net asset value per share ($5,471,805,038 ÷ 544,412,108 shares outstanding), no par value, unlimited shares authorized		$10.05
Offering price per share		$10.05
Redemption proceeds per share (98.00/100 of $10.05)		$9.85
Class R6 Shares:
Net asset value per share ($901,720,492 ÷ 89,680,576 shares outstanding), no par value, unlimited shares authorized		$10.05
Offering price per share		$10.05
Redemption proceeds per share (98.00/100 of $10.05)		$9.85
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended April 30, 2017 (unaudited)
Investment Income:
Interest			$172,313,369
Dividends received from affiliated holdings (Note 5)			10,082,403
TOTAL INCOME			182,395,772
Expenses:
Investment adviser fee (Note 5)		$11,690,625
Administrative fee (Note 5)		2,292,604
Custodian fees		95,089
Transfer agent fee (Notes 2 and 5)		2,054,711
Directors'/Trustees' fees (Note 5)		23,632
Auditing fees		17,902
Legal fees		4,140
Portfolio accounting fees		114,257
Share registration costs		83,535
Printing and postage		123,141
Miscellaneous (Note 5)		24,395
TOTAL EXPENSES		16,524,031
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(892,805)
Reimbursement of other operating expenses (Notes 2 and 5)	(1,184,061)
TOTAL WAIVER AND REIMBURSEMENTS		(2,076,866)
Net expenses			14,447,165
Net investment income			167,948,607
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			3,352,945
Net change in unrealized appreciation of investments			122,669,873
Net realized and unrealized gain on investments			126,022,818
Change in net assets resulting from operations			$293,971,425
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2017	Year Ended 10/31/2016
Increase (Decrease) in Net Assets
Operations:
Net investment income	$167,948,607	$282,393,101
Net realized gain (loss) on investments	3,352,945	(83,461,471)
Net change in unrealized appreciation/depreciation of investments	122,669,873	211,479,316
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	293,971,425	410,410,946
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(156,119,273)	(282,464,987)
Class R6 Shares	(9,888,748)	(491,117)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(166,008,021)	(282,956,104)
Share Transactions:
Proceeds from sale of shares	2,170,032,694	2,502,413,989
Net asset value of shares issued to shareholders in payment of distributions declared	128,777,050	219,858,969
Cost of shares redeemed	(1,511,991,601)	(1,669,127,464)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	786,818,143	1,053,145,494
Redemption Fees	367,422	787,061
Change in net assets	915,148,969	1,181,387,397
Net Assets:
Beginning of period	5,458,376,561	4,276,989,164
End of period (including undistributed net investment income of $2,321,036 and $380,450, respectively)	$6,373,525,530	$5,458,376,561
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2017 (unaudited)
1. ORGANIZATION
Federated Institutional Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Institutional High Yield Bond Fund (the “Fund”). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers two classes of shares: Institutional Shares and Class R6 Shares. The investment objective of the Fund is to seek high current income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
Semi-Annual Shareholder Report

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain
Semi-Annual Shareholder Report

fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Class R6 Shares may bear transfer agent fees unique to those classes. The detail of the total fund expense waiver and reimbursements of $2,076,866 is disclosed in this Note 2 and Note 5.
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Institutional Shares	$2,018,595	$(1,184,061)
Class R6 Shares	36,116	—
TOTAL	$2,054,711	$(1,184,061)
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended April 30, 2017, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2017, tax years 2013 through 2016 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Semi-Annual Shareholder Report

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at April 30, 2017, is as follows:
Security	Acquisition Date	Cost	Market Value
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 7.40%, 4/1/2012	3/23/2006 – 1/2/2008	$0	$0
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 4/30/2017		Year Ended 10/31/2016
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	131,187,675	$1,299,607,159	260,847,785	$2,455,067,100
Shares issued to shareholders in payment of distributions declared	12,442,138	123,674,711	23,203,275	219,594,630
Shares redeemed	(149,297,302)	(1,481,864,023)	(179,216,380)	(1,667,759,201)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(5,667,489)	$(58,582,153)	104,834,680	$1,006,902,529

	Six Months Ended 4/30/2017		Period Ended 10/31/2016[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	87,475,635	$870,425,535	4,832,549	$47,346,889
Shares issued to shareholders in payment of distributions declared	509,780	5,102,339	26,831	264,339
Shares redeemed	(3,025,347)	(30,127,578)	(138,872)	(1,368,263)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	84,960,068	$845,400,296	4,720,508	$46,242,965
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	79,292,579	$786,818,143	109,555,188	$1,053,145,494
1	Reflects operations for the period from June 29, 2016 (date of initial investment) to October 31, 2016.
Semi-Annual Shareholder Report

Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Institutional Shares and Class R6 Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended April 30, 2017 and year ended October 31, 2016, the redemption fees for Institutional Shares amounted to $339,231 and $786,040, respectively. For the six months ended April 30, 2017 and period ended October 31, 2016, the redemption fees for Class R6 Shares amounted to $28,191 and $1,021, respectively.
4. FEDERAL TAX INFORMATION
At April 30, 2017, the cost of investments for federal tax purposes was $6,108,452,096. The net unrealized appreciation of investments for federal tax purposes was $219,498,474. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $274,352,300 and net unrealized depreciation from investments for those securities having an excess of cost over value of $54,853,826.
At October 31, 2016, the Fund had a capital loss carryforward of $106,634,082 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term and does not expire. All of the Fund's capital loss carryforwards were incurred in taxable years beginning after December 22, 2010.
The following schedule summarizes the Fund's capital loss carryforwards:
Short-term	Long-Term	Total
$2,643,491	$103,990,591	$106,634,082
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses. For the six months ended April 30, 2017, the Adviser voluntarily waived $813,781 of its fee and voluntarily reimbursed $1,184,061 of transfer agent fees.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended April 30, 2017, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Expense Limitation
The Adviser and certain of its affiliates (which may include FAS) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.49% and 0.48% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) January 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended April 30, 2017, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $3,658,813 and $105,859, respectively.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Semi-Annual Shareholder Report

Transactions Involving Affiliated Holdings
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended April 30, 2017, the Adviser reimbursed $79,024. Transactions involving the affiliated holdings during the six months ended April 30, 2017, were as follows:
Affiliates	Balance of Shares Held 10/31/2016	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 4/30/2017	Value	Dividend Income
Federated Institutional Prime Value Obligations Fund, Institutional Shares	108,635,426	661,893,167	(602,436,883)	168,091,710	$168,142,138	$601,219
High Yield Bond Portfolio	45,254,433	4,709,576	—	49,964,009	$321,268,576	$9,481,184
Total of Affiliated Transactions	153,889,859	666,602,743	(602,436,883)	218,055,719	$489,410,714	$10,082,403
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2017, were as follows:
Purchases	$1,365,478,330
Sales	$665,022,114
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2017, the Fund had no outstanding loans. During the six months ended April 30, 2017, the Fund did not utilize the LOC.
Semi-Annual Shareholder Report

8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2017, there were no outstanding loans. During the six months ended April 30, 2017, the program was not utilized.
9. REGULATORY UPDATES
On October 13, 2016, the SEC amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2016 to April 30, 2017.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2016	Ending Account Value 4/30/2017	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,050.40	$2.49
Class R6 Shares	$1,000	$1,050.40	$2.44
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,022.40	$2.46
Class R6 Shares	$1,000	$1,022.40	$2.41
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.49%
Class R6 Shares	0.48%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2016
FEDERATed INSTITUTIONAL HIGH yIELD BOND FUND (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved at its May 2016 meetings the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after consideration of all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by an adviser to a fund and its shareholders, including the performance and fees and expenses of the fund and of comparable funds; an adviser's cost of providing the services, including the profitability to an adviser of providing advisory services to a fund; the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); comparative fee and expense structures, including a comparison of fees paid to an adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees. The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to
Semi-Annual Shareholder Report

institutional and other clients of Federated Investment Management Company (the “Adviser”) for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meetings at which the Board's formal review of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Semi-Annual Shareholder Report

The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the investment advisory contract with respect to the Fund.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of and the compliance-related resources provided to the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation, the Fund's performance was above the median of the relevant peer group.
Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the investment advisory contract with respect to the Fund.
Semi-Annual Shareholder Report

The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions, as well as systems technology (including technology relating to cybersecurity), and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has
Semi-Annual Shareholder Report

allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determine the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within the Senior Officer's Evaluation, his observations and the information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Institutional High Yield Bond Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31420B300
CUSIP 31420B847
28539 (6/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date June 23, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date June 23, 2017